S000084959 [Member] Average Annual Total Returns		12 Months Ended	20 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	5.84%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.06%	5.67%	[2]
Performance Inception Date			May 15, 2024
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	3.81%	[2]
Performance Inception Date			May 15, 2024
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	3.53%	[2]
Performance Inception Date			May 15, 2024

[1]	Index returns shown are net of withholding taxes.
[2]	The Institutional Shares of the Fund commenced operations on May 15, 2024.